FINANCIAL INSTRUMENTS - Financial instruments per category - Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Financial liabilities	R$ 21,987,337	R$ 18,892,509
Financial income (expenses) from liabilities	(3,287,300)	(2,240,784)
Trade accounts payable - domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	3,892,296	4,120,701
Trade accounts payable - debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	459,899	584,320
Trade accounts payable - import
FINANCIAL INSTRUMENTS
Financial liabilities	1,365,909	1,196,162
Loans and financing
FINANCIAL INSTRUMENTS
Financial liabilities	9,808,021	10,079,675
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	3,828,463	813,633
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities		24,992
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	2,043,921	1,192,461
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	587,081	859,917
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	1,747	20,648
Financial liability at fair value through profit or loss
FINANCIAL INSTRUMENTS
Financial liabilities	1,747	20,648
Financial income (expenses) from liabilities	(263,644)	(54,874)
Financial liability at fair value through profit or loss | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	1,747	20,648
Financial liability at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	21,985,590	18,871,861
Financial income (expenses) from liabilities	(3,023,656)	(2,185,910)
Financial liability at amortized cost | Trade accounts payable - domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	3,892,296	4,120,701
Financial liability at amortized cost | Trade accounts payable - debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	459,899	584,320
Financial liability at amortized cost | Trade accounts payable - import
FINANCIAL INSTRUMENTS
Financial liabilities	1,365,909	1,196,162
Financial liability at amortized cost | Loans and financing
FINANCIAL INSTRUMENTS
Financial liabilities	9,808,021	10,079,675
Financial liability at amortized cost | Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	3,828,463	813,633
Financial liability at amortized cost | Related parties
FINANCIAL INSTRUMENTS
Financial liabilities		24,992
Financial liability at amortized cost | Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	2,043,921	1,192,461
Financial liability at amortized cost | Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	R$ 587,081	R$ 859,917